                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Following the change in sub-advisor, the AST William Blair International Growth sub-account is now available as a Sub-account.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
UNDERLYING PORTFOLIO                                                                            Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

If your Account Value is less than $50,000, so that the Annual Maintenance Fee does apply.

---------------------------------------- --------------------------------- ----------------------------------
Whether  or  not  you  surrender   your    No Optional Benefits Elected      One Optional Benefit Elected
Annuity  at the  end of the  applicable
period or you annuitize
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
AST William Blair International Growth     20       61      105     226      22       69       118     251
AST Goldman Sachs Mid-Cap Growth           21       65      111     238      24       73       124     264
AST Goldman Sachs Concentrated Growth      19       58      99      212      21       65       111     238
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------

---------------------------------------- --------------------------------- ----------------------------------
Whether  or  not  you  surrender   your     Any Two Optional Benefits        All Optional Benefits Elected
Annuity  at the  end of the  applicable              Elected
period or you annuitize
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
AST William Blair International Growth     25       77      131     278      28       85       144     304
AST Goldman Sachs Mid-Cap Growth           26       80      136     288      29       88       149     314
AST Goldman Sachs Concentrated Growth      24       73      124     264      26       80       137     290
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------

APPENDIX D-2 -Advisor's Design Prior Contract

The Expense Examples for the Prior Contract are as follows:

There is no Contingent  Deferred  Sales Charge on  withdrawals.  Therefore,  whether or not you surrender your Annuity at the end of the  applicable  time  period or begin  taking  annuity  payments  at such time,  you would pay the  following  expenses on a $1,000 investment, assuming 5% annual return on assets:

                                         --------------------------------------------
                                         If your initial  Purchase Payment is below
                                         $50,000  and  at  the  beginning  of  each
                                         Annuity Year your  Account  Value is below
                                         $50,000,   so  that  the  maintenance  fee
                                         applies:

                                         --------------------------------------------

After:
-------------------------------------------- ---------- ---------- -------- ----------
Sub-Account:                                 1 Year     3 Years    5 Years  10 Years
-------------------------------------------- ---------- ---------- -------- ----------
AST William Blair International Growth          35         76        119       237
AST Goldman Sachs Mid-Cap Growth                36         79        124       247
AST Goldman Sachs Concentrated Growth           33         71        111       223
-------------------------------------------- ---------- ---------- -------- ----------

The Expense Examples shown above assume your Account Value is less than $50,000 so that the Annual Maintenance Fee applies.  If your Account Value is greater than $50,000 such that the Annual Maintenance Fee does not apply, the amounts indicated in the
Expense Examples shown above would be reduced.

CH2 - SUPP (11/11/02)                                                                                                   CHOICE2000